Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 32,922	$ 78,769
Items that may subsequently be reclassified to net income or loss:
Currency translation adjustment	28,353	(1,683)
Share of other comprehensive income (loss) in associates	56	(784)
Reclassification to net income upon ownership dilution of investment in associates	4
Items that will not subsequently be reclassified to net income or loss:
Change in fair value on equity investments designated as FVTOCI	1,529	5
Other comprehensive income (loss), net of taxes	29,942	(2,462)
Attributable to:
Equity holders of the Company	24,481	(2,606)
Non-controlling interests	5,461	144
Other comprehensive income (loss), net of taxes	29,942	(2,462)
Total comprehensive income	62,864	76,307
Attributable to:
Equity holders of the Company	14,537	55,584
Non-controlling interests	48,327	20,723
Total comprehensive income	$ 62,864	$ 76,307